PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Prepaid expenses	12,285	—
Loan receivables from non-related parties (i)	2,200,000	10,925
Other receivables from non-related parties (ii)	3,000,000	—
Total prepaid expenses and other current assets	5,212,285	10,925

(i)	On December 12, 2023, considering the potential business cooperation prospects with Honor Star Ventures Limited in Hong Kong, the Company agreed to provide a loan of $2 million to Honor Star Ventures Limited, with a loan term of one year and an annual interest rate of 5%.

On July 12, 2023, Mercurity Fintech Technology Holding Inc. (“MFH Tech”) provided Fresh First Inc. (“Fresh First”) with a loan of $200,000, a short term of one month, and a fixed interest of $1,000, to supplement the funds needed for its daily operation. On August 11, 2023, MFH Tech entered into a Loan Extension Agreement with Fresh First, as which the maturity date of the original agreement is extended by an additional one year, such that the new maturity date shall be August 11, 2024.

(ii)	On January 10, 2023, the Company entered into an asset purchase agreement (the “Original Contract”) with Jinhe Capital Limited (“Jinhe”), providing for the purchase of 5,000 Antminer S19 PRO Bitcoin mining machines, for an aggregate consideration of $9 million. On May 31, 2023, the Company and Jinhe entered into an amendment to the S19 Pro Purchase Agreement, pursuant to which the parties have agreed to reduce the purchase order to no more than 2,000 Bitcoin miners for a total amount of no more than $3.6 million. As of December 31, 2023, the Company has paid the seller $3 million US dollars. On March 10, 2024, the Company and Jinhe entered into a Cancellation Agreement, which cancelled and terminated the Original Contract and the amendment in its entirety, the prepayment of $3 million US dollars from the Company to Jinhe will be refunded to the Company soon.